NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 187,544	$ 152,181
Deferred Financing Costs and Other on Secured bank loans	(1,840)
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	86,050	75,807
Deferred Financing Costs and Other on Secured bank loans	(511)
Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,826	19,893
Deferred Financing Costs and Other on Secured bank loans	(39)
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	29,881	28,515
Deferred Financing Costs and Other on Secured bank loans	(378)
Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	48,787	$ 27,966
Deferred Financing Costs and Other on Secured bank loans	(912)
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	41,828
One year from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	31,016
One year from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,092
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,446
One year from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,274
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	35,038
Two years from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20,400
Two years from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,657
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,048
Two years from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,933
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,149
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,025
2021 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,458
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,153
2021 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,513
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,298
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,228
2022 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,089
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,877
2022 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,104
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,540
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,802
2023 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,168
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,942
2023 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,628
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	52,531
Total Principal repayments on Secured bank loans	189,384
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,090
Total Principal repayments on Secured bank loans	86,561
Thereafter | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,401
Total Principal repayments on Secured bank loans	22,865
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,793
Total Principal repayments on Secured bank loans	30,259
Thereafter | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	19,247
Total Principal repayments on Secured bank loans	$ 49,699